UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.6%
Asset-Backed & Securitized - 5.7%
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	$1,024,417	$1,024,123
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	405,000	405,533
Babson Ltd., CLO, “A1”, FRN, 0.904%, 1/18/2021 (n)	172,585	171,214
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.592%, 3/15/2028 (n)	1,500,000	1,507,229
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.998%, 2/07/2027 (n)	3,699,106	3,692,341
Commercial Mortgage Acceptance Corp., FRN, 2.022%, 9/15/2030 (i)	1,241,577	3,101
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,126,000	2,136,673
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	876,814	902,118
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	1,474,792	1,517,762
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	1,147,336	1,179,249
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	1,231,929	1,229,372
Falcon Franchise Loan LLC, FRN, 7.326%, 1/05/2023 (i)(z)	260,605	10,419
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	416,711	419,782
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	339,000	345,531
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,247,000	1,274,443
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.881%, 1/15/2020	2,470,000	2,468,284
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.866%, 7/20/2019	2,270,000	2,264,145
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	225,880	225,696
GO Financial Auto Securitization Trust, 2015-2, “A”, 11/19/15, 3.27%, 11/15/2018 (n)	680,641	679,130
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,030,000	1,033,844
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	1,849,946	1,875,410
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	410,280	410,175
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	856,787	856,580
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	1,117,883	1,111,809
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.061%, 5/15/2020 (n)	1,800,000	1,802,978
Motor PLC, 2014-1A, “A1”, FRN, 0.967%, 8/25/2021 (n)	55,160	55,147
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	1,301,000	1,298,109
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	963,423	967,085
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	1,072,017	1,072,250
Sway Residential Trust, 2014-1, “A”, FRN, 1.782%, 1/17/2032 (n)	1,119,528	1,116,866

		$33,056,398
Automotive - 4.0%
American Honda Finance Corp., FRN, 1.157%, 10/07/2016	$790,000	$790,699
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	3,640,000	3,671,006
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,000,000	3,016,623
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,360,000	1,371,691
Ford Motor Credit Co. LLC, FRN, 1.18%, 9/08/2017	800,000	798,539
Ford Motor Credit Co. LLC, FRN, 1.604%, 1/09/2018	1,670,000	1,670,559
Hyundai Capital America, 1.875%, 8/09/2016 (n)	1,590,000	1,590,304
Hyundai Capital America, 2%, 3/19/2018 (n)	2,313,000	2,326,600
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,480,000	1,500,646
Nissan Motor Acceptance Corp., FRN, 1.34%, 9/26/2016 (n)	2,520,000	2,522,336
Nissan Motor Acceptance Corp., FRN, 1.231%, 3/03/2017 (n)	1,340,000	1,340,714
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	2,310,000	2,308,408

		$22,908,125
Broadcasting - 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$910,000	$915,577

Brokerage & Asset Managers - 1.1%
CME Group, Inc., 3%, 3/15/2025	$1,879,000	$2,005,902
Franklin Resources, Inc., 1.375%, 9/15/2017	588,000	590,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - continued
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,388,000	$2,495,887
NYSE Euronext, 2%, 10/05/2017	1,558,000	1,571,947

		$6,664,261
Building - 0.2%
CRH PLC, 8.125%, 7/15/2018	$1,160,000	$1,294,913

Business Services - 0.6%
Cisco Systems, Inc., FRN, 0.961%, 3/03/2017	$2,730,000	$2,734,619
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	665,000	682,075

		$3,416,694
Cable TV - 1.0%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$2,925,000	$2,969,896
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,958,526

		$5,928,422
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$1,810,000	$1,808,027
Dow Chemical Co., 8.55%, 5/15/2019	2,490,000	2,965,142
LyondellBasell Industries N.V., 5%, 4/15/2019	690,000	747,545

		$5,520,714
Computer Software - 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,140,000	$1,172,633
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,336,986

		$4,509,619
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 1.009%, 5/03/2018	$1,560,000	$1,563,200

Conglomerates - 0.2%
Fortive Corp., 1.8%, 6/15/2019 (z)	$670,000	$675,225
General Electric Capital Corp., 6%, 8/07/2019	338,000	386,070
General Electric Capital Corp., 3.1%, 1/09/2023	316,000	337,859

		$1,399,154
Consumer Products - 1.0%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$1,530,000	$1,574,023
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	1,438,000	1,571,048
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	2,274,000	2,473,825

		$5,618,896
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$1,154,000	$1,160,578

Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$1,569,068

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$890,000	$891,820
Arrow Electronics, Inc., 3%, 3/01/2018	742,000	753,126
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,703,000	1,714,189

		$3,359,135
Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$623,000	$634,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 2.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	$1,090,000	$1,200,526
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	1,337,000	1,374,436
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	228,000	246,240
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/2020 (n)	840,000	909,476
Empresa Nacional del Petroleo, 6.25%, 7/08/2019	723,000	811,658
Korea Gas Corp., 2.25%, 7/25/2017 (n)	1,630,000	1,644,707
Petroleos Mexicanos, 6%, 3/05/2020	2,970,000	3,204,630
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	1,466,000	1,486,181
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,330,000	1,334,440

		$12,212,294
Emerging Market Sovereign - 0.8%
Republic of Poland, 5%, 3/23/2022	$772,000	$884,905
State of Qatar, 2.375%, 6/02/2021 (z)	1,700,000	1,712,920
United Mexican States, 3.625%, 3/15/2022	1,754,000	1,852,224

		$4,450,049
Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$215,000	$225,418
Hess Corp., 8.125%, 2/15/2019	1,230,000	1,389,852

		$1,615,270
Energy - Integrated - 1.9%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$2,320,000	$2,327,958
BP Capital Markets PLC, 4.5%, 10/01/2020	853,000	947,719
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	2,054,341
LUKOIL International Finance B.V., 3.416%, 4/24/2018 (n)	1,619,000	1,635,028
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	2,192,000	2,219,400
Petro-Canada, 6.05%, 5/15/2018	904,000	973,491
Total Capital International S.A., 1.5%, 2/17/2017	1,000,000	1,003,335

		$11,161,272
Financial Institutions - 0.8%
GE Capital International Funding Co., 2.342%, 11/15/2020	$984,000	$1,020,271
GE Capital International Funding Co., 3.373%, 11/15/2025	820,000	898,989
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	1,970,000	1,982,734
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	466,000	467,649

		$4,369,643
Food & Beverages - 4.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$6,215,106
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	2,308,000	2,433,599
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	3,120,000	3,359,292
Diageo Capital PLC, 1.5%, 5/11/2017	1,530,000	1,536,304
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	290,000	316,477
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	2,090,000	2,098,977
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	2,850,000	2,859,827
Kraft Foods Group, Inc., 6.125%, 8/23/2018	2,380,000	2,603,349
Mead Johnson Nutrition Co., 3%, 11/15/2020	669,000	703,833
Tyson Foods, Inc., 4.5%, 6/15/2022	1,447,000	1,607,322
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,430,000	1,425,455
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	613,000	625,291
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	2,002,523

		$27,787,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/2025		$2,479,000	$2,752,934
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021		1,522,000	1,614,757

			$4,367,691
Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/2017		$1,686,000	$1,698,827
Wyndham Worldwide Corp., 5.625%, 3/01/2021		2,890,000	3,227,121

			$4,925,948
Industrial - 0.5%
Princeton University, 4.95%, 3/01/2019		$2,860,000	$3,141,799

Insurance - 1.9%
American International Group, Inc., 3.75%, 7/10/2025		$2,808,000	$2,907,167
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)		1,600,000	1,620,226
Principal Financial Group, Inc., 8.875%, 5/15/2019		2,230,000	2,632,542
Unum Group, 4%, 3/15/2024		2,863,000	2,975,788
Voya Financial, Inc., 2.9%, 2/15/2018		870,000	887,108

			$11,022,831
Insurance - Health - 1.1%
Aetna, Inc., 3.2%, 6/15/2026		$3,100,000	$3,178,074
UnitedHealth Group, Inc., 3.75%, 7/15/2025		2,800,000	3,115,308

			$6,293,382
Insurance - Property & Casualty - 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$3,110,000	$3,224,467
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020		1,610,000	1,795,361
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)		2,197,000	2,456,202
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019		1,260,000	1,286,752
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		3,000,000	3,022,500

			$11,785,282
International Market Quasi-Sovereign - 1.9%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)		$1,746,000	$1,757,524
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)		3,280,000	3,341,785
Electricite de France, 2.15%, 1/22/2019 (n)		1,784,000	1,813,773
Statoil A.S.A., 1.8%, 11/23/2016		1,420,000	1,424,007
Statoil A.S.A., FRN, 1.107%, 5/15/2018		2,887,000	2,885,126

			$11,222,215
International Market Sovereign - 15.2%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	3,836,000	$3,477,528
Federal Republic of Germany, 3.25%, 7/04/2021	EUR	1,200,000	1,598,708
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	4,050,000	5,280,213
Government of Canada, 4.25%, 6/01/2018	CAD	505,000	412,861
Government of Canada, 3.25%, 6/01/2021	CAD	1,579,000	1,360,662
Government of Canada, 2.5%, 6/01/2024	CAD	2,343,000	2,020,509
Government of Japan, 0.8%, 6/20/2023	JPY	340,000,000	3,583,004
Government of Japan, 2.1%, 9/20/2024	JPY	220,000,000	2,571,522
Government of New Zealand, 5.5%, 4/15/2023	NZD	2,664,000	2,349,012
Government of Norway, 3.75%, 5/25/2021	NOK	6,400,000	873,296
Government of Norway, 3%, 3/14/2024	NOK	7,844,000	1,080,495
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	404,000	563,181
Kingdom of Belgium, 2.6%, 6/22/2024	EUR	2,845,000	3,875,150
Kingdom of Denmark, 3%, 11/15/2021	DKK	4,447,000	785,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	4,198,000	$706,823
Kingdom of Spain, 5.5%, 7/30/2017	EUR	711,000	839,948
Kingdom of Spain, 4.6%, 7/30/2019	EUR	4,110,000	5,234,052
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,925,000	2,834,383
Kingdom of Sweden, 5%, 12/01/2020	SEK	6,500,000	943,800
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	4,235,000	608,063
Kingdom of the Netherlands, 2%, 7/15/2024	EUR	1,251,000	1,651,415
Republic of Austria, 1.75%, 10/20/2023	EUR	210,000	270,750
Republic of France, 2.5%, 10/25/2020	EUR	1,500,000	1,889,644
Republic of France, 5%, 10/25/2016	EUR	9,214,000	10,431,990
Republic of Italy, 5.25%, 8/01/2017	EUR	11,388,000	13,419,102
Republic of Italy, 3.75%, 3/01/2021	EUR	2,600,000	3,374,796
Republic of Italy, 5.5%, 9/01/2022	EUR	2,969,000	4,308,076
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,500,000	4,543,972
United Kingdom Treasury, 2.25%, 9/07/2023	GBP	4,750,000	7,067,382

			$87,956,308
Internet - 0.6%
Baidu, Inc., 3.25%, 8/06/2018		$1,709,000	$1,750,457
Baidu, Inc., 2.75%, 6/09/2019		1,510,000	1,534,613

			$3,285,070
Major Banks - 12.6%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)		$1,997,000	$2,026,739
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		1,450,000	1,458,860
Bank of America Corp., 6.5%, 8/01/2016		1,420,000	1,420,000
Bank of America Corp., 6.875%, 4/25/2018		1,000,000	1,089,003
Bank of America Corp., 4.125%, 1/22/2024		2,876,000	3,122,036
Bank of Montreal, FRN, 1.329%, 7/18/2019		2,410,000	2,412,786
Barclays PLC, 3.25%, 1/12/2021		2,308,000	2,337,739
BNP Paribas, 2.7%, 8/20/2018		1,200,000	1,227,973
BNP Paribas, FRN, 1.136%, 3/17/2017		2,660,000	2,658,963
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)		2,560,000	2,827,182
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		915,000	997,350
Credit Suisse New York, 1.75%, 1/29/2018		1,440,000	1,441,984
DBS Bank Ltd., 2.35%, 2/28/2017 (n)		1,830,000	1,842,673
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)		2,220,000	2,249,217
Goldman Sachs Group, Inc., 2%, 4/25/2019		260,000	262,637
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		3,044,000	3,541,712
Goldman Sachs Group, Inc., FRN, 1.951%, 4/30/2018		1,240,000	1,250,292
Goldman Sachs Group, Inc., FRN, 1.734%, 10/23/2019		140,000	139,950
Huntington National Bank, FRN, 1.139%, 4/24/2017		2,460,000	2,457,948
ING Bank N.V., 1.8%, 3/16/2018 (n)		660,000	663,899
ING Bank N.V., 5.8%, 9/25/2023 (n)		2,912,000	3,242,611
JPMorgan Chase & Co., 2.2%, 10/22/2019		2,090,000	2,133,953
JPMorgan Chase & Co., 4.625%, 5/10/2021		2,890,000	3,220,096
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021		1,140,000	1,188,570
Mizuho Bank Ltd., FRN, 1.885%, 10/20/2018 (n)		2,770,000	2,787,019
Morgan Stanley, 6.625%, 4/01/2018		1,532,000	1,659,708
Morgan Stanley, 5.625%, 9/23/2019		640,000	713,166
Morgan Stanley, 3.7%, 10/23/2024		1,816,000	1,918,787
Morgan Stanley, FRN, 2.131%, 2/01/2019		1,850,000	1,880,549
Morgan Stanley, FRN, 1.454%, 7/23/2019		1,070,000	1,066,290
PNC Bank N.A., 1.5%, 10/18/2017		1,600,000	1,605,930
PNC Bank N.A., 1.6%, 6/01/2018		2,340,000	2,358,081
Royal Bank of Canada, FRN, 1.116%, 9/09/2016		3,000,000	3,001,983

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Canada, FRN, 1.358%, 12/10/2018	$3,370,000	$3,369,784
Sumitomo Mitsui Banking Corp., FRN, 0.984%, 7/11/2017	1,720,000	1,719,305
Wells Fargo & Co., FRN, 0.92%, 9/08/2017	3,110,000	3,106,906
Westpac Banking Corp., 2%, 8/14/2017	2,320,000	2,342,560

		$72,744,241
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$1,870,000	$1,882,974
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,120,000	2,174,134

		$4,057,108
Metals & Mining - 1.2%
Barrick Gold Corp., 4.1%, 5/01/2023	$857,000	$919,484
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	1,090,000	1,076,375
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	1,740,000	1,613,311
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,270,000	1,257,188
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	1,936,837

		$6,803,195
Midstream - 2.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$2,246,000	$2,312,010
Energy Transfer Partners LP, 4.05%, 3/15/2025	2,807,000	2,744,875
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,893,129
ONEOK Partners LP, 3.2%, 9/15/2018	1,510,000	1,542,145
Spectra Energy Capital LLC, 8%, 10/01/2019	1,299,000	1,504,833
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	774,000	794,866
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	940,000	945,339
Williams Cos., Inc., 3.7%, 1/15/2023	807,000	736,388

		$12,473,585
Mortgage-Backed - 2.1%
Fannie Mae, 6%, 11/01/2016	$6,808	$6,829
Fannie Mae, 1.114%, 2/25/2017	1,473,776	1,474,232
Fannie Mae, 5.5%, 9/01/2017 - 4/01/2025	477,221	521,547
Fannie Mae, 4.5%, 3/01/2019	502,369	515,739
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	119,716	124,244
Fannie Mae, 6.5%, 11/01/2031	1,126,756	1,359,163
Fannie Mae, FRN, 0.728%, 12/25/2017	813,736	813,983
Fannie Mae, FRN, 0.837%, 5/25/2018	1,441,565	1,440,797
Freddie Mac, 6%, 8/01/2017 - 8/01/2034	84,212	89,783
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2020	566,650	597,907
Freddie Mac, 3.882%, 11/25/2017	1,423,992	1,461,593
Freddie Mac, 5%, 6/01/2019	312,440	322,679
Freddie Mac, 4.224%, 3/25/2020	2,249,154	2,459,005
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	752,040	874,243
Ginnie Mae, 6.357%, 4/20/2058	107,610	115,554

		$12,177,298
Network & Telecom - 2.0%
AT&T, Inc., FRN, 1.576%, 11/27/2018	$2,940,000	$2,958,816
British Telecommunications PLC, 2.35%, 2/14/2019	1,330,000	1,361,525
Verizon Communications, Inc., 1.35%, 6/09/2017	1,130,000	1,132,972
Verizon Communications, Inc., 6.1%, 4/15/2018	1,300,000	1,407,262
Verizon Communications, Inc., 5.15%, 9/15/2023	3,027,000	3,548,567
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	1,250,000	1,265,560

		$11,674,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,100,000	$1,109,470

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$996,988

Other Banks & Diversified Financials - 9.3%
Banco de Credito e Inversiones, 3%, 9/13/2017 (n)	$200,000	$202,104
Banco Santander Chile, FRN, 1.564%, 4/11/2017 (n)	3,410,000	3,410,000
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.266%, 9/09/2016 (n)	2,870,000	2,871,593
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	894,000	919,836
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,810,000	1,829,305
Banque Federative du Credit Mutuel, FRN, 1.593%, 10/28/2016 (n)	2,490,000	2,493,785
Banque Federative du Credit Mutuel, FRN, 1.545%, 1/20/2017 (n)	960,000	962,081
Capital One Bank (USA) N.A., FRN, 1.457%, 2/05/2018	2,650,000	2,645,365
Citigroup, Inc., FRN, 1.949%, 8/02/2021	4,010,000	4,025,523
Citizens Bank N.A., 2.5%, 3/14/2019	1,000,000	1,016,832
Citizens Bank N.A., 2.55%, 5/13/2021	910,000	928,747
Discover Bank, 3.1%, 6/04/2020	1,152,000	1,187,824
Fifth Third Bancorp, 1.35%, 6/01/2017	2,570,000	2,576,266
Fifth Third Bancorp, 2.3%, 3/01/2019	795,000	806,511
Fifth Third Bancorp, 2.3%, 3/15/2019	1,260,000	1,287,956
First Republic Bank, 2.375%, 6/17/2019	578,000	583,702
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	2,556,000	3,206,706
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	880,000	882,053
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	1,752,000	1,792,981
Lloyds Bank PLC, 2.3%, 11/27/2018	780,000	790,157
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	2,080,000	2,335,694
Rabobank Nederland N.V., 3.375%, 1/19/2017	1,757,000	1,775,677
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,853,228
SunTrust Banks, Inc., 3.3%, 5/15/2026	1,473,000	1,527,423
Svenska Handelsbanken AB, FRN, 1.111%, 9/23/2016	2,940,000	2,942,126
Swedbank AB, 2.125%, 9/29/2017 (n)	3,568,000	3,602,742
UBS AG, FRN, 1.197%, 8/14/2017	1,470,000	1,467,813
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,578,507
UBS Group Funding Ltd., FRN, 2.08%, 9/24/2020 (n)	1,680,000	1,671,966

		$54,174,503
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$759,000	$768,098

Pharmaceuticals - 3.8%
AbbVie, Inc., 1.8%, 5/14/2018	$2,410,000	$2,429,475
Actavis Funding SCS, 3%, 3/12/2020	3,625,000	3,771,149
Actavis Funding SCS, 3.45%, 3/15/2022	3,000,000	3,155,151
Biogen, Inc., 2.9%, 9/15/2020	1,420,000	1,485,329
Celgene Corp., 2.125%, 8/15/2018	2,220,000	2,252,232
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,500,000	2,508,588
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	4,080,187
Mylan N.V., 2.5%, 6/07/2019 (n)	940,000	957,147
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	1,420,000	1,451,129

		$22,090,387
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$2,620,000	$3,039,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$828,000	$836,390

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$1,476,000	$1,543,487
Vornado Realty LP, REIT, 2.5%, 6/30/2019	1,169,000	1,188,058

		$2,731,545
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$793,908
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	770,000	772,114

		$1,566,022
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$275,000	$277,192
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,119,000	1,124,341

		$1,401,533
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$870,000	$904,682

Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/2023	$1,489,000	$1,644,560

Supranational - 1.0%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,900,000	$1,923,750
Corporacion Andina de Fomento, 4.375%, 6/15/2022	2,950,000	3,288,896
West African Development Bank, 5.5%, 5/06/2021 (n)	445,000	467,250

		$5,679,896
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$1,007,000	$1,008,627
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	1,540,000	1,533,016
Rogers Communications, Inc., 6.8%, 8/15/2018	1,490,000	1,645,446
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,943,964
SBA Tower Trust, 2.877%, 7/15/2046 (z)	586,000	591,349

		$6,722,402
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$1,200,000	$1,240,596

Tobacco - 0.7%
Reynolds American, Inc., 8.125%, 6/23/2019	$1,316,000	$1,557,974
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,587,179
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	649,177

		$3,794,330
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$1,247,000	$1,258,519
TTX Co., 2.6%, 6/15/2020 (n)	2,450,000	2,499,818

		$3,758,337
U.S. Government Agencies and Equivalents - 0.8%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,557,593
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	7,700	7,701
Small Business Administration, 6.35%, 4/01/2021	205,984	222,213
Small Business Administration, 6.34%, 5/01/2021	133,418	143,981
Small Business Administration, 6.44%, 6/01/2021	126,475	135,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.625%, 7/01/2021	$159,079	$172,183
Small Business Administration, 5.34%, 11/01/2021	446,392	477,007
Small Business Administration, 4.93%, 1/01/2024	287,861	311,908
Small Business Administration, 5.36%, 11/01/2025	388,970	426,871
Small Business Administration, 5.39%, 12/01/2025	283,798	314,546

		$4,769,972
Utilities - Electric Power - 6.0%
Dominion Resources, Inc., 1.95%, 8/15/2016	$2,660,000	$2,660,934
Dominion Resources, Inc., 3.9%, 10/01/2025	2,641,000	2,871,440
E.ON International Finance B.V., 5.8%, 4/30/2018 (n)	3,000,000	3,202,557
Emera U.S. Finance LP, 2.15%, 6/15/2019 (z)	670,000	679,397
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	2,240,000	2,359,795
Eversource Energy, 2.5%, 3/15/2021	1,000,000	1,031,674
Exelon Generation Co. LLC, 5.2%, 10/01/2019	1,340,000	1,479,818
Exelon Generation Co. LLC, 4.25%, 6/15/2022	1,040,000	1,114,651
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,727,000	2,744,076
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,714,000	1,744,249
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,448,636
PG&E Corp., 2.4%, 3/01/2019	1,448,000	1,479,566
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	608,174
PSEG Power LLC, 3%, 6/15/2021	2,000,000	2,065,130
Southern Co., 2.45%, 9/01/2018	2,280,000	2,334,214
Southern Co., 3.25%, 7/01/2026	2,482,000	2,595,676
Southern Power Co., 1.85%, 12/01/2017	580,000	584,589
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	1,008,224
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	237,706
Xcel Energy, Inc., 1.2%, 6/01/2017	1,500,000	1,499,045

		$34,749,551
Total Bonds		$577,024,399

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	629	$629
Total Investments		$577,025,028

Other Assets, Less Liabilities - 0.4%		2,282,729
Net Assets - 100.0%		$579,307,757

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $166,046,471.00 representing 28.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Emera U.S. Finance LP, 2.15%, 6/15/2019	6/09/16	$669,762	$679,397
Falcon Franchise Loan LLC, FRN, 7.326%, 1/05/2023	1/18/02	38,144	10,419
Fortive Corp., 1.8%, 6/15/2019	6/06/16	669,310	675,225
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	6/27/16	1,112,294	1,111,809

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
SBA Tower Trust, 2.877%, 7/15/2046	6/21/16	$586,000	$591,349
State of Qatar, 2.375%, 6/02/2021	5/25/16	1,682,273	1,712,920
Total Restricted Securities			$4,781,119
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	9/30/16	$3,400,226	$3,389,956	$10,270
SELL	CAD	Merrill Lynch International	4,854,367	9/30/16	3,727,877	3,719,073	8,804
BUY	EUR	Goldman Sachs International	2,000,000	9/30/16	2,219,700	2,241,567	21,867
SELL	EUR	Deutsche Bank AG	24,603,977	9/15/16	27,822,177	27,556,436	265,741
SELL	GBP	Merrill Lynch International	9,405,477	9/30/16	12,492,825	12,460,408	32,417
SELL	NOK	Deutsche Bank AG	16,602,437	9/30/16	1,972,019	1,967,958	4,061
SELL	NZD	Westpac Banking Corp.	3,052,658	9/30/16	2,223,303	2,198,807	24,496
SELL	SEK	Goldman Sachs International	11,649,976	9/30/16	1,371,981	1,365,502	6,479

							$374,135

Liability Derivatives
SELL	DKK	Goldman Sachs International	9,466,576	9/30/16	$1,413,894	$1,426,408	$(12,514)
SELL	EUR	Goldman Sachs International	27,808,723	9/30/16	30,988,734	31,167,558	(178,824)
SELL	JPY	Goldman Sachs International	550,245,901	9/30/16	5,260,377	5,404,913	(144,536)

							$(335,874)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	240	31,931,250	September - 2016	$880,806

At July 31, 2016, the fund had cash collateral of $324,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,769,972	$—	$4,769,972
Non-U.S. Sovereign Debt	—	121,520,762	—	121,520,762
U.S. Corporate Bonds	—	249,688,086	—	249,688,086
Residential Mortgage-Backed Securities	—	13,294,164	—	13,294,164
Commercial Mortgage-Backed Securities	—	5,488,059	—	5,488,059
Asset-Backed Securities (including CDOs)	—	26,451,473	—	26,451,473
Foreign Bonds	—	155,811,883	—	155,811,883
Mutual Funds	629	—	—	629
Total Investments	$629	$577,024,399	$—	$577,025,028

Other Financial Instruments
Futures Contracts	$880,806	$—	$—	$880,806
Forward Currency Contracts	—	38,261	—	38,261

For further information regarding security characteristics, see the Portfolio of Investments.

(4) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$572,699,612
Gross unrealized appreciation	17,629,158
Gross unrealized depreciation	(13,303,742)
Net unrealized appreciation (depreciation)	$4,325,416

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	777	88,771,126	(88,771,274)	629

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,932	$629

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	51.6%
United Kingdom	5.3%
France	5.0%
Italy	4.6%
Germany	3.7%
Canada	3.4%
Japan	3.4%
Netherlands	2.6%
Switzerland	2.2%
Other Countries	18.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.